Share-Based Payments - Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSA 2010 (Detail) - BSA2010 [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	500	610	1,044	8,334
Exercisable	500	610	1,044